Stock-Based Compensation - Schedule of Stock Based Compensation Expense (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	$ 137,000	$ 29,000	$ 428,000	$ 85,000	$ 124,847	$ 96,013
Research and development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	26,000	0	74,000	38,000	81,015	68,281
General and administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	$ 111,000	$ 29,000	$ 354,000	$ 47,000	$ 43,832	$ 27,732